SUPPLEMENT DATED MAY 20, 2014

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2014

1. In “The Funds Summary Section”, under the heading “Principal Investment Strategies” on page 13, the third and fourth sentences in the second paragraph are deleted in their entirety and replaced with the following:

The income-related Underlying Funds are currently composed of the First Investors Cash Management Fund, First Investors Limited Duration High Quality Bond Fund, First Investors Government Fund, First Investors Investment Grade Fund, First Investors Fund For Income, First Investors Floating Rate Fund, First Investors International Opportunities Bond Fund, First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund (“Underlying Income Funds”).  The Underlying Income Funds may invest in fixed income securities of any maturity, including U.S. Government securities, U.S. Government-sponsored enterprise securities, investment grade corporate bonds, municipal securities, mortgage-backed securities, asset-backed securities, below investment grade debt securities (commonly known as “high yield debt securities” or “junk bonds”), high yield secured floating rate loans and/or bonds, sovereign debt and currencies of developed and emerging market countries located outside of the United States, futures, options, forward foreign currency contracts, inverse floaters and/or interest rate swaps.

2. In “The Funds Summary Section”, under the heading “Principal Investment Strategies” on page 14, the third sentence in the first full paragraph is deleted in its entirety and replaced with the following:

The Fund anticipates that it will invest a significant portion of its net assets in the First Investors Limited Duration High Quality Bond Fund, First Investors Investment Grade Fund, First Investors Fund For Income, First Investors Floating Rate Fund and First Investors International Opportunities Bond Fund and, to a lesser degree, in the First Investors Cash Management Fund, First Investors Government Fund, First Investors Tax Exempt Income Fund, First Investors Tax Exempt Opportunities Fund, and First Investors Equity Income Fund.

3.  In “The Funds Summary Section”, under the heading “Principal Investment Strategies” on page 14, the second sentence in the third full paragraph is deleted in its entirety and replaced with the following:

The Fund may invest in additional Underlying Funds that are not specifically described in this prospectus from time to time in the future so long as the Fund’s investments in any additional Underlying Fund, at the time of such investment, does not exceed 5% of the Fund’s total assets.

4.  In “The Funds Summary Section”, under the heading “Principal Risks of the Underlying Funds”, the second sentence under the sub-heading “Credit Risk” on page 16 is deleted in its entirety and replaced with the following:

The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans.

5.  In “The Funds Summary Section”,  under the heading “Principal Risks of the Underlying Funds”, the following is added after the first sentence under the sub-heading “Interest Rate Risk” on page 16:

The Underlying Funds may be subject to a greater risk of rising interest rates during periods of historically low interest rates.

6.  In “The Funds Summary Section”, under the heading “Principal Risks of the Underlying Funds”, the following is added after the last sentence under the sub-heading “Market Risk” on page 16:

Adverse market events may lead to increased redemptions, which could cause an Underlying Fund to experience a loss when selling securities to meet redemption requests by shareholders.

7. In “The Funds in Greater Detail Section”, under the heading “Principal Investment Strategies” on page 79, the second and third sentences of the second paragraph are deleted in their entirety and replaced with the following:

The income-related Underlying Funds are currently composed of the First Investors Cash Management Fund, First Investors Limited Duration High Quality Bond Fund, First Investors Government Fund, First Investors Investment Grade Fund, First Investors Floating Rate Fund, First Investors Fund For Income and First Investors International Opportunities Bond Fund, First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund (“Underlying Income Funds”).  The Underlying Income Funds may invest in fixed income securities of any maturity, including U.S. Government securities, U.S. Government-sponsored enterprise securities, investment grade corporate bonds, municipal securities, mortgage-backed securities, asset-backed securities, below investment grade debt securities (commonly known as “high yield debt securities” or “junk bonds”), high yield secured floating rate loans and/or bonds, sovereign debt and currencies of developed and emerging market countries located outside of the United States, futures, options, forward foreign currency contracts, inverse floaters and/or interest rate swaps.

8. In “The Funds in Greater Detail Section”, under the heading “Principal Investment Strategies” on pages 79-80, the first sentence in the fourth paragraph is deleted in its entirety and replaced with the following:

The Fund anticipates that it will invest a significant portion of its net assets in First Investors Limited Duration High Quality Bond Fund (within a range of 0%-40%), First Investors Investment Grade Fund (within a range of 0%-40%), First Investors Floating Rate Fund (within a range of 0%-40%), First Investors Fund For Income (within a range of 0%-50%), and First Investors International Opportunities Bond Fund (within a range of 0%-40%) and, to a lesser degree, in First Investors Tax Exempt Income Fund (within a range of 0%-15%), First Investors Tax Exempt Opportunities Fund (within a range of 0%-15%), First Investors Cash Management Fund (within a range of 0%-20%), First Investors Government Fund (within a range of 0%-35%), and First Investors Equity Income Fund (within a range of 0%-15%).

9.  In “The Funds in Greater Detail Section”, under the heading “Principal Investment Strategies” on page 80, the second sentence in the second full paragraph is deleted in its entirety and replaced with the following:

The Fund may invest in additional Underlying Funds that are not specifically described in this prospectus from time to time in the future so long as the Fund’s investments in any additional Underlying Fund, at the time of such investment, does not exceed 5% of the Fund’s total assets.

10. In “The Funds in Greater Detail” section under the heading “Descriptions of the Underlying Funds” on page 82, the description of the First Investors Limited Duration High Quality Bond Fund is added before the description of “Tax Exempt Income Fund” on page 82, as follows:

First Investors Limited Duration High Quality Bond Fund:

Investment Objective:  The Fund seeks current income consistent with low volatility of principal.

Principal Investment Strategies:  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds.  For purposes of the 80% test, investment grade bonds may also include other investment grade fixed-income securities.

The Fund defines investment grade debt securities as those that are rated within the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services ("S&P") or that are unrated but determined by the Fund's investment adviser, First Investors Management Company, Inc. (“FIMCO” or “Adviser”), to be of quality equivalent to those within the four highest ratings categories of Moody's or S&P.

The Fund may invest in a variety of different types of investment grade securities, including corporate bonds, securities issued or guaranteed by the U.S. Government or U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government), mortgage-backed and other asset-backed securities.  The Fund may invest in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates.

The Fund seeks to maintain an average duration of between two and six years.  Duration is a measurement of a bond’s sensitivity to changes in interest rates.  For every 1% change in interest rates, a bond’s price will change approximately 1% in the opposite direction for each year of duration.  For example, if a portfolio of fixed income securities has an average duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%.  Conversely, the portfolio's value can be expected to rise approximately 3% if interest rates fall by 1%.  As a result, prices of securities with longer durations tend to be more sensitive to interest rate changes than prices of securities with shorter durations.  By comparison, a debt security's “maturity” is the date on which the security matures and the issuer is obligated to repay principal.  Duration is typically not equal to maturity.

In making investment decisions, the Fund considers the outlook for interest rates, economic forecasts and market conditions, credit ratings, and its own analysis of an issuer's financial condition.  The Fund will not necessarily sell an investment if its rating is reduced and it may hold securities that have been downgraded below investment grade (commonly known as "high yield" or "junk" bonds).

11.  In “The Funds in Greater Detail” section, under the heading “Principal Risks of the Underlying Funds”, the second sentence in the first paragraph under the sub-heading “Credit Risk” on page 83 is deleted in its entirety and replaced with the following:

The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans.

12. In “The Funds in Greater Detail” section, under the heading “Principal Risks of the Underlying Funds”, under the sub-heading “Credit Risk” on page 84, the fourth full paragraph is deleted in its entirety and replaced with the following:

Investments in the Cash Management Fund, Limited Duration High Quality Bond Fund, Government Fund, Investment Grade Fund, Floating Rate Fund, Fund For Income, International Opportunities Bond Fund, Tax Exempt Income Fund, Tax Exempt Opportunities Fund and securities the Fund may invest in directly are subject to credit risk.

13. In “The Funds in Greater Detail” section, under the heading “Principal Risks of the Underlying Funds”, under the sub-heading “Interest Rate Risk” on page 84, the following is added after the second sentence:

The Underlying Funds may be subject to a greater risk of rising interest rates during periods of historically low interest rates.

14. In “The Funds in Greater Detail” section, under the heading “Principal Risks of the Underlying Funds”, under the sub-heading “Interest Rate Risk” on page 85, the second full paragraph is deleted in its entirety and replaced with the following:

Investments in the Cash Management Fund, Limited Duration High Quality Bond Fund, Government Fund, Investment Grade Fund, Floating Rate Fund, Fund For Income, International Opportunities Bond Fund, Tax Exempt Income Fund, Tax Exempt Opportunities Fund and securities the Fund may invest in directly are subject to interest rate risk.

15.  In “The Funds in Greater Detail” section, under the heading “Principal Risks of the Underlying Funds”, under the sub-heading “High Yield Securities Risk” on page 85, the second full paragraph is deleted in its entirety and replaced with the following:

Investments in the Limited Duration High Quality Bond Fund, Investment Grade Fund, Floating Rate Fund, International Opportunities Bond Fund and Fund For Income are subject to high yield securities risk.

16. In “The Funds in Greater Detail” section, under the heading “Principal Risks of the Underlying Funds”, under the sub-heading “Market Risk” on page 85, the following is added after the third sentence:

In addition, adverse market events may lead to increased redemptions, which could cause an Underlying Fund to experience a loss when selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent.

17. In “The Funds in Greater Detail” section, under the heading “Principal Risks of the Underlying Funds”, under the sub-heading “Market Risk” on page 86, the first full paragraph is deleted in its entirety and replaced with the following:

Investments in the Limited Duration High Quality Bond Fund, Floating Rate Fund, Fund For Income, International Opportunities Bond Fund and Equity Income Fund are subject to market risk.

18. In “The Funds in Greater Detail” section, under the heading “Principal Risks of the Underlying Funds”, under the sub-heading “Prepayment and Extension Risk” on page 86, the second paragraph is deleted in its entirety and replaced with the following:

Investments in the Limited Duration High Quality Bond Fund, Government Fund and Investment Grade Fund are subject to prepayment and extension risk.

19. In “The Funds in Greater Detail” section, under the heading “Principal Risks of the Underlying Funds”, under the sub-heading “Derivatives Risk” on page 89, the second full paragraph is deleted in its entirety and replaced with the following:

Investments in the Limited Duration High Quality Bond Fund, Government Fund, Investment Grade Fund, International Opportunities Bond Fund, Tax Exempt Income Fund and Tax Exempt Opportunities Fund are subject to derivatives risk.

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Please retain this Supplement for future reference.

IEP0514

SUPPLEMENT DATED MAY 20, 2014

FIRST INVESTORS INCOME FUNDS
STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2014

1. Under the heading “History and Classification of the Funds” on page I-4, the fifth sentence in the first paragraph is deleted in its entirety and replaced with the following:

The Trust consists of eight Funds, seven of which are listed on the cover page of this SAI, each of which is a separate and distinct series of the Trust.  The other Fund, First Investors Limited Duration High Quality Bond Fund, is described in separate documents.

2. In “Appendix B - Investment Strategies Used by the Underlying Funds for the First Investors Strategic Income Fund”, the following First Investors Limited Duration High Quality Bond Fund’s investment checklist is added as page I-B-11:

Limited Duration High Quality Bond Fund (“Underlying Fund”)	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments	✓
Corporate Bonds and Notes	✓
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	✓
Other Asset-Backed Securities	✓
Municipal Securities	✓
Syndicated Bank Loans	─
U.S. Government Securities	✓
Variable and Floating Rate Securities	✓
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	─
Common Stocks, Preferred Stocks, Rights and Warrants	─
Shares of Other Investment Companies	─
Shares of Exchange Traded Funds	─
Real Estate Investment Trusts	─
Master Limited Partnerships	─
Foreign Securities Exposure	✓
Depositary Receipts	─
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	─
Foreign Securities Traded in Emerging Markets	─

Foreign Currency	─
Derivatives	✓
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Options	✓
Futures	✓
Forwards	─
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓

3. Under the sub-heading “L. Municipal Securities” on page II-6, the following is added as a new paragraph after the second paragraph:

The Funds may invest in taxable municipal securities that are issued by a local government, such as a city or related agencies for general governmental projects or to finance special projects.  The income derived from these securities is not exempt from taxation.

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Please retain this Supplement for future reference.

IFSAI0514